Employment Benefits - Summary of Defined Benefits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Surplus (deficit) in plan [abstract]
Present value of defined benefit obligation from funded plans	₩ 4,312,702	₩ 3,776,715
Fair value of plan assets	(3,349,480)	(3,149,414)
Net liabilities incurred from defined benefit plans	₩ 963,222	₩ 627,301